CASH COLLATERAL, REVERSE REPURCHASE AGREEMENTS AND SECURITIES BORROWING AND PAYABLES FROM REPURCHASE AGREEMENTS AND SECURITIES LENDING, Collateral Transactions (Details) - Reverse Repurchase Agreement and Security Borrowings [Member] - PEN (S/)
S/ in Thousands
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reverse repurchase agreements and securities borrowing, collateral transactions [Abstract]
Carrying amount	S/ 670,454	S/ 719,722
Fair value of underlying assets	S/ 661,089	S/ 722,101
Instruments Issued by the Colombian Government [Member]
Reverse repurchase agreements and securities borrowing, collateral transactions [Abstract]
Description of presentation currency	Colombian peso
Average interest rate	8.09%	6.09%
Carrying amount	S/ 603,455	S/ 685,516
Fair value of underlying assets	S/ 594,096	S/ 687,878
Other Instruments [Member]
Reverse repurchase agreements and securities borrowing, collateral transactions [Abstract]
Description of presentation currency	Several
Average interest rate	2.64%	0.96%
Carrying amount	S/ 66,999	S/ 34,206
Fair value of underlying assets	66,993	34,223
Up to 3 Days [Member]
Reverse repurchase agreements and securities borrowing, collateral transactions [Abstract]
Carrying amount	208,663	6,722
Up to 3 Days [Member] | Instruments Issued by the Colombian Government [Member]
Reverse repurchase agreements and securities borrowing, collateral transactions [Abstract]
Carrying amount	174,598	0
Up to 3 Days [Member] | Other Instruments [Member]
Reverse repurchase agreements and securities borrowing, collateral transactions [Abstract]
Carrying amount	34,065	6,722
From 3 to 30 Days [Member]
Reverse repurchase agreements and securities borrowing, collateral transactions [Abstract]
Carrying amount	283,676	629,026
From 3 to 30 Days [Member] | Instruments Issued by the Colombian Government [Member]
Reverse repurchase agreements and securities borrowing, collateral transactions [Abstract]
Carrying amount	274,114	603,441
From 3 to 30 Days [Member] | Other Instruments [Member]
Reverse repurchase agreements and securities borrowing, collateral transactions [Abstract]
Carrying amount	9,562	25,585
More than 30 days [Member]
Reverse repurchase agreements and securities borrowing, collateral transactions [Abstract]
Carrying amount	178,115	83,974
More than 30 days [Member] | Instruments Issued by the Colombian Government [Member]
Reverse repurchase agreements and securities borrowing, collateral transactions [Abstract]
Carrying amount	154,743	82,075
More than 30 days [Member] | Other Instruments [Member]
Reverse repurchase agreements and securities borrowing, collateral transactions [Abstract]
Carrying amount	S/ 23,372	S/ 1,899